Vessels and other fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2021	$3,818,440	$(805,402)	$3,013,038
- Acquisition of other fixed assets, vessel improvements and other vessel costs	25,246	-	25,246
- Depreciation for the period	-	(156,733)	(156,733)
Balance, December 31, 2022	$3,843,686	$(962,135)	$2,881,551
- Acquisition of other fixed assets, vessel improvements and other vessel costs	21,007	-	21,007
- Vessel total loss	(27,570)	1,581	(25,989)
- Vessel sales	(275,772)	110,404	(165,368)
- Vessel transferred to held for sale	(34,812)	19,622	(15,190)
- Impairment loss	(17,838)	-	(17,838)
- Depreciation for the period	-	(138,429)	(138,429)
Balance, December 31, 2023	$3,508,701	$(968,958)	$2,539,743